Regulatory Capital Requirements [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Domestic, Japan [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		For capital adequacy purposes
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
Consolidated:
At March 31, 2018:
Total capital (to risk-weighted assets):
MUFG(1)	¥18,795,480	16.56%	¥12,492,344	11.01%
BK	14,470,240	15.90	7,280,570	8.00
TB	2,545,648	20.03	1,016,420	8.00
Tier1 capital (to risk-weighted assets):
MUFG(1)	16,251,749	14.32	10,223,072	9.01
BK	12,374,074	13.59	5,460,427	6.00
TB	2,245,853	17.67	762,315	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG(1)	14,284,945	12.58	8,521,118	7.51
BK	10,788,381	11.85	4,095,321	4.50
TB	2,060,107	16.21	571,736	4.50
At March 31, 2019:
Total capital (to risk-weighted assets):
MUFG(1)	¥18,769,793	16.03%	¥14,097,771	12.04%
BK	14,632,620	14.42	8,114,105	8.00
TB	2,213,195	24.40	725,540	8.00
Tier1 capital (to risk-weighted assets):
MUFG(1)	16,276,301	13.90	11,755,949	10.04
BK	12,639,454	12.46	6,085,579	6.00
TB	1,928,955	21.26	544,155	6.00
Common Equity Tier1 capital (to risk-weighted assets):
MUFG(1)	14,322,407	12.23	9,999,582	8.54
BK	10,990,820	10.83	4,564,184	4.50
TB	1,775,565	19.57	408,116	4.50
Leverage ratio(2):
MUFG	16,276,301	4.94	9,871,460	3.00
BK	12,639,454	4.63	8,189,494	3.00
TB	1,928,955	5.09	1,135,795	3.00
Stand-alone:
At March 31, 2018:
Total capital (to risk-weighted assets):
BK	¥13,211,327	16.90%	¥6,252,458	8.00%
TB	2,529,316	19.88	1,017,331	8.00
Tier1 capital (to risk-weighted assets):
BK	11,344,078	14.51	4,689,344	6.00
TB	2,232,760	17.55	762,998	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BK	9,802,445	12.54	3,517,008	4.50
TB	2,057,760	16.18	572,249	4.50
At March 31, 2019:
Total capital (to risk-weighted assets):
BK	¥13,560,583	15.58%	¥6,959,207	8.00%
TB	2,195,098	24.25	723,953	8.00
Tier1 capital (to risk-weighted assets):
BK	11,773,839	13.53	5,219,405	6.00
TB	1,911,237	21.12	542,965	6.00
Common Equity Tier1 capital (to risk-weighted assets):
BK	10,172,206	11.69	3,914,554	4.50
TB	1,758,237	19.42	407,224	4.50
Leverage ratio(2):
BK	11,773,839	4.84	7,284,812	3.00
TB	1,911,237	5.55	1,031,484	3.00

Notes:

(1)	Effective March 31, 2016, the FSA’s capital conservation buffer, countercyclical buffer and G-SIB surcharge requirements became applicable to Japanese banking institutions with international operations conducted through foreign offices. As a result, in addition to the 4.50% minimum Common Equity Tier 1 capital ratio, MUFG is required to maintain a capital conservation buffer of 1.875% and a G-SIB surcharge of 1.125% as of March 31, 2018 and a capital conservation buffer of 2.5% and a G-SIB surcharge of 1.5% as of March 31, 2019. As of the same date, the countercyclical buffer applicable to MUFG is 0.04%.
(2)	Effective as of March 31, 2019, the minimum leverage ratio requirement was adopted by the FSA.

Foreign, United States of America [Member] | BK (US) [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		Minimum capital ratios required(1)		Ratios OCC requires to be “well capitalized”
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
BK(US):
At December 31, 2017:
Total capital (to risk-weighted assets)	$15,335	17.68%	$8,023	9.250%	$8,673	10.00%
Tier 1 capital (to risk-weighted assets)	14,028	16.17	6,288	7.250	6,938	8.00
Tier 1 capital (to quarterly average assets)(2)	14,028	11.78	4,762	4.000	5,953	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	14,028	16.17	4,987	5.750	5,637	6.50
At December 31, 2018:
Total capital (to risk-weighted assets)	$13,905	15.09%	$9,102	9.875%	$9,217	10.00%
Tier 1 capital (to risk-weighted assets)	13,316	14.45	7,258	7.875	7,374	8.00
Tier 1 capital (to quarterly average assets)(2)	13,316	10.61	5,018	4.000	6,273	5.00
Common Equity Tier 1 capital (to risk-weighted assets)	13,316	14.45	5,876	6.375	5,991	6.50

Notes:

(1)	Beginning January 1, 2017 and 2018, the minimum capital requirement includes a capital conservation buffer of 1.250% and 1.875%, respectively.
(2)	Excludes certain deductions.

Foreign, United States of America [Member] | MUAH [Member]
Risk-adjusted Capital Amounts and Ratios [Table Text Block]

	Actual		Minimum capital ratios required(1)
	Amount	Ratio	Amount	Ratio
	(in millions, except percentages)
MUAH:
At December 31, 2017:
Total capital (to risk-weighted assets)	$17,106	17.76%	$8,910	9.250%
Tier 1 capital (to risk-weighted assets)	15,708	16.31	6,984	7.250
Tier 1 capital (to quarterly average assets)(2)	15,708	10.06	6,245	4.000
Common Equity Tier 1 capital (to risk-weighted assets)	15,708	16.31	5,539	5.750
At December 31, 2018:
Total capital (to risk-weighted assets)	$14,904	14.60%	$10,081	9.875%
Tier 1 capital (to risk-weighted assets)	14,256	13.96	8,039	7.875
Tier 1 capital (to quarterly average assets)(2)	14,256	8.77	6,502	4.000
Common Equity Tier 1 capital (to risk-weighted assets)	14,256	13.96	6,508	6.375

Notes:

(1)	The minimum capital requirement includes a capital conservation buffer of 1.250% at December 31, 2017 and 1.875% at December 31, 2018.
(2)	Excludes certain deductions.